Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 1,510	$ 1,541
Gross increases – tax positions in prior years
Gross decreases – tax positions in prior years	(215)	(47)
Gross increases – current period tax positions	59	51
Tax Years Closed	(65)	(35)
Unrecognized tax benefits, end of year	$ 1,289	$ 1,510